BRC Mid Cap Diversified Equity Fund
BRC MID CAP DIVERSIFIED EQUITY FUND
Investment Objective
The BRC Mid Cap Diversified Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation that will exceed the Russell Midcap® Index over a three- to five-year time horizon.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BRC Mid Cap Diversified Equity Fund - USD ($)	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Redemption Fee	none	none
Fee for Redemptions Paid by Wire	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BRC Mid Cap Diversified Equity Fund		Institutional Class Shares	Advisor Class Shares
Management Fees		0.59%	0.59%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	1.56%	1.56%
Total Annual Fund Operating Expenses		2.15%	2.40%
Fee Waiver/Expense Reimbursement	[2]	(1.30%)	(1.30%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.85%	1.10%
[1]	Based on estimated amounts for the Fund's initial fiscal year.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2018, so that the Total Annual Fund Operating Expenses do not exceed 0.85%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, "acquired fund fees and expenses," and expenses that the Fund has incurred but did not actually pay because of an expense offset or brokerage/service arrangements. The Adviser may be entitled to recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation in place at the time the waiver/reimbursement occurred. This waiver can be terminated only by, or with the consent of, the Adviser and the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Both the one year number and the three year number shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - BRC Mid Cap Diversified Equity Fund - USD ($)	One Year	Three Years
Institutional Class	87	414
Advisor Class	112	491

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.
Principal Investment Strategies
In seeking long-term capital appreciation that will exceed the Russell Midcap Index® over a three- to five-year time horizon, after expenses, the Fund normally invests at least 80% of its assets in common stocks of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap® Index (the Fund’s benchmark), at the time of purchase (between $1 billion and $30 billion as of December 31, 2015). The Russell Midcap® Index is a market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity markets. The market capitalization range and composition of the companies in the Russell Midcap® Index is subject to change.

BRC Investment Management LLC (the “Adviser”) is the investment adviser to the Fund. BRC is an acronym for “Bounded Rationality Concepts” which reinforces the Adviser’s strong ties to the field of behavioral economics which, generally speaking, focuses on the psychological effects of social and emotional factors on the economic decisions of individuals and institutions. The Adviser’s investment philosophy is based on the belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. By incorporating a combination of proprietary behavioral valuation techniques, the Adviser seeks to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and earnings estimate revisions.

The first step in the Adviser’s investment process is to apply a series of internally developed and proprietary quantitative models to the investment universe (securities within the Russell Midcap® Index plus other select mid cap U.S. equities). The Adviser’s quantitative model – which includes several sub-models that seek to anticipate security analyst behavior, predict earnings surprises, and assess valuation – ranks all stocks in the investible universe on a daily basis. These rankings correspond to the greater or lesser likelihood of a particular company announcing a positive earnings surprise or receiving a positive analyst revision – events which are often associated with excess stock returns. The Adviser performs the ranking on a sector-by-sector basis, giving it a diversified set of top securities, and selects those it believes to be the most attractive 10% of securities from each sector.

Next, the Adviser’s equity analysts conduct fundamental research on each of our top investment prospects. Given the behavioral anomalies and inefficiencies that the Adviser believes in, the Adviser’s fundamental analysts focus on the drivers of estimate revisions, earnings surprises, and valuation as they choose and monitor portfolio investments. Instead of creating better forecasts of corporate profitability (relative to Wall Street sell-side or other buy-side analysts), the analysts strive to profit from changing expectations, ‘unexpected’ earnings surprises, systematic forecasting errors made by Wall Street analysts, and under-reaction to current information. In particular, the Adviser focuses on earnings persistence and the core drivers of earnings surprises and estimate revisions with the goal of identifying companies that possess attractive economic characteristics, return drivers, and accounting methods. Additionally, the Adviser’s analysts leverage their awareness of behavioral finance (and the many biases and heuristics that drive investor decisions) to profit from investors’ reaction and under-reaction to data, including information associated with positive events predicted by the Adviser’s quantitative models.

The Fund will normally hold a core position of between 50 and 80 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may engage in active trading to carry out its investment strategy.

The Fund’s portfolio is allocated to economic sectors based on a target number of positions for each of the sectors included in the universe. The target for each sector is designed to create a weight that is in proportion to the weighting of the equivalent benchmark index sector.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index. The Fund may invest in the securities of other investment companies including exchange-traded funds (“ETFs”) and index ETFs and cash.

The Adviser may sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary strategies.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Management Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Sector Risk. Although the Adviser does not expect to concentrate the Fund’s investment in any particular sector, the Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Portfolio Turnover Risk. The Fund may trade actively and experience high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect individual investor’s performance results.

Mid Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Other Investment Company Risk. The Fund may incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

New Fund Risk. As of the date of this Prospectus, the Mid Cap Fund has not yet commenced operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.
Performance
As of the date of this Prospectus, the Mid Cap Fund has not yet commenced operations. Therefore, there is no performance information available at this time.